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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Senrigan Capital Management Limited
                 -----------------------------------
   Address:      PO Box 309
                 -----------------------------------
                 Ugland House
                 -----------------------------------
                 Grand Cayman, KY-1104
                 -----------------------------------
                 Cayman Islands
                 -----------------------------------

Form 13F File Number: 028-14696
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nick Taylor
         -------------------------------
Title:   Director
         -------------------------------
Phone:   +852 3196 3000
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Nick Taylor        Hong Kong, Hong Kong        August 14, 2012
   -----------------   -----------------------------   ---------------
      [Signature]              [City, State]                [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 8
                                        --------------------

Form 13F Information Table Value Total: $51415
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number          Name

    1.        028-14967                     Senrigan Capital Group Limited
    ------        -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 6/30/12

NAME OF                       TITLE OF        CUSIP      Value     SHARES/   SH/  PUT   INVSTMT  OTHER       VOTING AUTHORITY
ISSUER                        CLASS                      (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED   NONE
----------------------------  --------------  ---------  --------  --------  ---  ----  -------  --------  ----  -------  ----
JAGUAR MNG INC                COM             47009M103      3764   3245012  SH         SHARED   1               3245012
SHANDA GAMES LTD              SP ADR REPTG A  81941U105      7616   1903906  SH         SHARED   1               1903906
APPLE INC                     COM             037833100      3504      6000  SH         SHARED   1                  6000
SK TELECOM LTD                SPONSORED ADR   78440P108       230     19000  SH         SHARED   1                 19000
KT CORP                       SPONSORED ADR   48268K101      1318    100000  SH         SHARED   1                100000
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR   874039100     21076   1509518  SH         SHARED   1               1509518
MERRIMACK PHARMACEUTICALS IN  COM             590328100     10400   1428571  SH         SHARED   1               1428571
UNITED MICROELECTRONICS CORP  SPON ADR NEW    910873405      3506   1575000  SH         SHARED   1               1575000